Share Purchase Warrants and Stock Options - Schedule of Stock Options Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Stock Options Outstanding [Line Items]
Number of stock options	125,557	106,058	48,137
Exercise price	$ 23.77	$ 45	$ 65
Stock Option One [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options	3,845
Exercise price	$ 145
Issuance Date	Feb. 23, 2021
Expiry date	Feb. 23, 2026
Remaining Life	1 year 1 month 24 days
Stock Option Two [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options	13,543
Exercise price	$ 63.63
Issuance Date	Aug. 18, 2021
Expiry date	Aug. 18, 2026
Remaining Life	1 year 7 months 17 days
Stock Options Five [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options	741
Exercise price	$ 134.95
Issuance Date	Nov. 03, 2021
Expiry date	Nov. 03, 2026
Remaining Life	1 year 10 months 2 days
Stock Option Four [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options	481
Exercise price	$ 46.83
Issuance Date	Mar. 21, 2022
Expiry date	Mar. 21, 2027
Remaining Life	2 years 2 months 19 days
Stock Options Five [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options	381
Exercise price	$ 26.25
Issuance Date	May 16, 2022
Expiry date	May 16, 2027
Remaining Life	2 years 4 months 13 days
Stock Options Six [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options	480
Exercise price	$ 21.88
Issuance Date	Sep. 28, 2022
Expiry date	Sep. 28, 2027
Remaining Life	2 years 8 months 26 days
Stock Options Seven [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options	2,400
Exercise price	$ 75
Issuance Date	Feb. 08, 2023
Expiry date	Feb. 08, 2026
Remaining Life	1 year 1 month 9 days
Stock Options Eight [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options	261
Exercise price	$ 28.75
Issuance Date	Feb. 27, 2023
Expiry date	Feb. 27, 2028
Remaining Life	3 years 1 month 28 days
Stock Option Nine [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options	1,513
Exercise price	$ 27.5
Issuance Date	May 30, 2023
Expiry date	May 30, 2028
Remaining Life	3 years 4 months 28 days
Stock Option Ten [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options	1,064
Exercise price	$ 31.23
Issuance Date	Jul. 18, 2023
Expiry date	Jul. 18, 2028
Remaining Life	3 years 6 months 18 days
Stock Option Eleven [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options	1,515
Exercise price	$ 18.55
Issuance Date	Oct. 24, 2023
Expiry date	Oct. 24, 2028
Remaining Life	3 years 9 months 25 days
Stock Option Twelve [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options	89,223
Exercise price	$ 11.28
Issuance Date	Jun. 21, 2024
Expiry date	Jun. 21, 2029
Remaining Life	4 years 5 months 19 days
Stock Option Thirteen [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options	4,694
Exercise price	$ 12.25
Issuance Date	Sep. 30, 2024
Expiry date	Sep. 30, 2029
Remaining Life	4 years 9 months
Stock Options fourteen [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options	5,416
Exercise price	$ 9.28
Issuance Date	Dec. 31, 2024
Expiry date	Dec. 31, 2029
Remaining Life	5 years